Financial Services Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Interest rate	2.30%	3.80%
Financial Services
Debt Instrument [Line Items]
Commercial paper	3,673.6	2,126.4
Medium-term bank loans	236.3	245.3
Commercial paper and bank loans	3,909.9	2,371.7
Term notes	2,595.5	2,730.8
Commercial Paper, Bank Loans, and Term Debt at Carrying Value, Total	6,505.4	5,102.5
Financial Services | Commercial Papers
Debt Instrument [Line Items]
Interest rate	1.30%	2.20%
Financial Services | Medium-term Notes
Debt Instrument [Line Items]
Interest rate	6.90%	7.80%
Financial Services | Term Loan
Debt Instrument [Line Items]
Interest rate	3.40%	4.60%